Note 8 - Deposits	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

Note 8. Deposits

(in thousands)

The composition of deposits as of December 31, 2022 and December 31, 2021 is as follows:

	2022	2021
Non-interest bearing	$299,112	$302,707
NOW and money market accounts	515,337	451,809
Savings deposits	133,030	127,217
Time deposits, $250,000 or more	44,370	68,270
Other time deposits	134,553	161,889
Total	$1,126,402	$1,111,892

The scheduled maturities of time deposits at December 31, 2022 are as follows:

Year Ending
December 31,	Amount
2023	$108,238
2024	52,258
2025	12,101
2026	3,340
2027	2,986
$178,923